Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,000,000
Previously Paid Amount
Total Fee Amount	1,684.1
Total Offset Amount
Net Fee	$ 1,684.10